Equity Based Payments (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2015	Mar. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
Volatility	89% -98%
Expected Option/Warrant Term	3 years
Risk-free interest rate	.12% - .25%
Expected dividend yield	0.00%

Volatility	88.553% - 123.600%
Expected Option/Warrant Term	3 years
Risk-free interest rate	.12% - .25%
Expected dividend yield	0.00%

Schedule Of Share Based Compensation Stock Options And Warrants Activity [Table Text Block]
The following table summarizes the non-qualified stock option and warrant activity at December 31, 2015:

	Number of	Weighted
	Options/	Average
	Warrants	Exercise Price
Outstanding at April 1, 2015
Options	935,000	$0.100
Warrants	942,858	$0.800

Granted
Options	1,050,250	$0.100
Warrants	275,000	$3.000

Exercised
Options	-	$-
Warrants	-	$-
Cancelled
Options	-	$-
Warrants	-	$-

Outstanding at December 31, 2015
Options	1,985,250	$0.110
Warrants	1,217,858	$1.290

Exercisable at December 31, 2015
Options	1,375,542	$0.100
Warrants	1,217,858	$1.290

		Aggregate
Weighted average remaining contractual life	Life	Intrinsic Value
Options	2.72	$4,784,500
Warrants	2.65	$1,536,000

	2015		2014
	Number of		Number of
	Options/	Weighted Average	Options/	Weighted Average
	Warrants	Exercise Price	Warrants	Exercise Price
Outstanding at beginning of year
Options	28,571	$0.010	28,571	$0.035
Warrants	-	$-	-	$-

Granted
Options	935,000	$0.100	28,571	$0.010
Warrants	942,858	$0.800	-	$-

Exercised
Options	-	$-	-	$-
Warrants	-	$-	-	$-

Cancelled
Options	(28,571)	$0.010	(28,571)	$0.035
Warrants	-	$-	-	$-

Outstanding at March 31,
Options	935,000	$0.100	28,571	$0.010
Warrants	942,858	$0.800	-	$-

Exercisable at March 31,
Options	907,917	$0.100	28,571	$0.010
Warrants	942,858	$0.800	-	$-

Weighted average remaining contractual life

		Aggregate		Aggregate
	Life	Intrinsic Value	Life	Intrinsic Value
Options	2.68	$2,258,200	9.97	$147,783
Warrants	2.82	$1,668,000	-	$-